Total
YieldMaxTM Universe Fund of Option Income ETFs
YieldMax™ Universe Fund of Option Income ETFs - FUND SUMMARY
Investment Objective
The Fund’s primary investment objective is to seek current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	YieldMaxTM Universe Fund of Option Income ETFs YieldMaxTM Universe Fund of Option Income ETFs	[1]
Management Fee	0.29%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	0.99%	[2],[3]
Total Annual Fund Operating Expenses	1.28%
[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, namely the Underlying YieldMax™ ETFs (as defined herein).

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
YieldMaxTM Universe Fund of Option Income ETFs | YieldMaxTM Universe Fund of Option Income ETFs | USD ($)	131	407

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of other ETFs, rather than in securities of individual companies. In addition, from time to time, the Fund may invest directly in the securities and financial instruments in which one or more Underlying YieldMax™ ETF (defined below) invests.

The Fund’s portfolio will be primarily composed of “YieldMax™ ETFs,” which are all affiliated ETFs advised by Tidal Investments LLC (the “Adviser”) and sub-advised by ZEGA Financial, LLC (“ZEGA”or the “Sub-Adviser”) (each, an “Underlying YieldMax™ ETF”). Each of the Underlying YieldMax™ ETFs in which the Fund may invest has a primary investment objective to seek current income, and a secondary investment objective to seek exposure to (i) the share price of the common stock of a particular operating company or (ii) the share price of a particular ETF (in either case, an “Underlying Security,” and each such operating company and ETF, an “Underlying Issuer”), subject to a limit on potential investment gains. Under normal circumstances, the Fund will be nearly fully invested in the Underlying YieldMax™ ETFs; provided that for tax purposes, instead of investing in a particular Underlying YieldMax™ ETF, the Fund may invest directly in substantially the same instruments held by that same Underlying YieldMax™ ETF.

Why Invest in the Fund?

●	The Fund seeks to generate current income, primarily through investments in the Underlying YieldMax™ ETFs.

●	Each Underlying YieldMax™ ETF employs a synthetic covered call strategy that seeks to generate income from option premiums and provide indirect exposure to a specific security’s share price returns, with a cap on potential gains.

●	The Fund’s portfolio of Underlying YieldMax™ ETFs is rebalanced monthly and adjusted to include eligible new Underlying YieldMax™ ETFs. The Fund is designed to broaden access and simplify ownership for shareholders, providing them with exposure to a broader range of YieldMax™ ETF investment opportunities in a single Fund.

Due to the investment strategies of the Underlying YieldMax™ ETFs strategy, the Fund’s indirect exposure to gains, if any, of the share price returns of the Underlying Securities is capped. However, the Fund is subject to all potential losses if the shares of the Underlying Securities decrease in value, which may not be offset by income received by the Fund.

The Underlying YieldMax™ ETFs

Each of the Underlying YieldMax™ ETFs uses a synthetic covered call strategy (described below) to seek to provide income and indirect exposure to the share price returns of its Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Each Underlying YieldMax™ ETF’s options contracts provide:

●	indirect exposure to the share price returns of its Underlying Security,

●	current income from the option premiums, and

●	a limit on the Fund’s participation in gains, if any, of the share price returns of its Underlying Security.

An investment in an Underlying YieldMax™ ETF is not an investment in its Underlying Security.

●	Each Underlying YieldMax™ ETF’s strategy will cap its potential gains if its Underlying Security’s shares increase in value.

●	Each Underlying YieldMax™ ETF’s strategy is subject to all potential losses if its Underlying Security’s shares decrease in value, which may not be offset by income it receives.

●	Each Underlying YieldMax™ ETF does not invest directly in its Underlying Security.

●	Underlying YieldMax™ ETF shareholders (including the Fund) are not entitled to any Underlying Security dividends.

Underlying YieldMax™ ETFs – Options Contracts

As part of each YieldMax™ ETF’s synthetic covered call strategy, it will purchase and sell call and put option contracts that are based on the value of the price returns of Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”).

●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).

●	Options contracts must be exercised or traded to close within a specified time frame, or they expire.

Each YieldMax™ ETF’s options contracts are based on the value of Underlying Security, which gives it the right or obligation to receive or deliver shares of Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the YieldMax™ ETF purchases or sells the option contract.

Underlying YieldMax™ ETFs - Synthetic Covered Call Strategy

In seeking to achieve its investment objective, each Underlying YieldMax™ ETF implements a “synthetic covered call” strategy using options contrasts.

●     A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.

●     As part of its synthetic covered call strategy, each Underlying YieldMax™ ETF writes (sells) call option contracts on its Underlying Security to generate income. Since the Underlying YieldMax™ ETF does not directly own Underlying Security, these written call options are sold short (i.e., selling a position it does not currently own). Each Underlying YieldMax™ ETF seeks to capture a portion of Underlying Security’s share price appreciation (generally no more than 15%) in a given month. To do so, the call options written (sold) by each Underlying YieldMax™ ETF will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current Underlying Security share price.

Each Underlying YieldMax™ ETF’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail under “Additional Information About the Funds” below:

●	Synthetic long exposure to its Underlying Security, which allows the Underlying YieldMax™ ETF to seek to participate in the changes, up or down, in the price of Underlying Security.

●	Covered call writing (where Underlying Security call options are sold against the synthetic long portion of the strategy), which allows Underlying YieldMax™ ETF to generate income.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

Each Underlying YieldMax™ ETF’s performance will differ from that of its Underlying Security’s share price. The performance differences will depend on, among other things, the price of its Underlying Security, changes in the price of the Underlying Security options contracts that Underlying YieldMax™ ETF has purchased and sold, and changes in the value of the U.S. Treasuries.

A list of each of the Underlying YieldMax™ ETFs that have commenced operations as of the date of this prospectus and of their Underlying Issuers is set forth under “Additional Information About the Funds” below.

Synthetic Covered Call Strategy – Tax Loss Harvesting

If a specific Underlying YieldMax™ ETF has recently incurred substantial losses, the Fund may choose to redeem (or otherwise exit) its investment in that particular ETF in order to seek to capitalize on tax loss harvesting (a strategy that seeks to minimize the Fund’s capital gains). In that case, the Adviser will use the proceeds from such redemption and invest them in the same synthetic covered call strategy (described above) on the same Underlying Security as that of the redeemed Underlying YieldMax™ ETF. This approach aims to achieve returns akin to those of the redeemed Underlying YieldMax™ ETF in which the Fund was invested. The synthetic covered call strategy will be employed for a minimum of 31 days to adhere to applicable tax rules.

See “Additional Information About the Funds” below for a more detailed description of the synthetic covered call strategy (which is used by both the Underlying YieldMax™ ETFs and, in the circumstances noted above, the Fund).

Portfolio Construction

The Fund’s portfolio will generally be equally weighted in each of the available Underlying YieldMax™ ETFs. The Adviser will reallocate the Fund’s portfolio on a monthly basis so that each Underlying YieldMax™ ETF (including any eligible new Underlying YieldMax™ ETF(s)) is equally weighted in the Fund’s portfolio, excluding any Underlying YieldMax™ ETF for which the tax loss harvesting strategy is currently being used. For a new Underlying YieldMax™ ETF to be eligible for inclusion in the Fund’s portfolio, it must have commenced operations and have made an initial distribution.

The Adviser will endeavor to optimize tax losses by implementing the synthetic call strategy as described above. This approach will lead to deviations from an equal allocation for the specific Underlying YieldMax™ ETFs subject to tax harvesting.

The Fund is classified as “non-diversified” under the 1940 Act.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of any Underlying Security.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH ANY UNDERLYING ISSUER.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of AI and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

YieldMaxTM Universe Fund of Option Income ETFs | Risk Lose Money [Member]
The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
YieldMaxTM Universe Fund of Option Income ETFs | Underlying YieldMax™ ETF Risks [Member]

Underlying YieldMax™ ETF Risks. The Fund will invest its assets in the Underlying YieldMax™ ETFs, so the Fund’s investment performance is likely to be directly related to the performance of the Underlying YieldMax™ ETFs. The Fund’s NAV will change with changes in the value of the Underlying YieldMax™ ETFs. An investment in the Fund entails more costs and expenses than the combined costs and expenses of direct investments in the Underlying YieldMax™ ETFs. Each Underlying YieldMax™ ETF is subject to the principal risks outlined for the Fund (including ETF Risks), along with the following additional risks:

YieldMaxTM Universe Fund of Option Income ETFs | Underlying Security Risk [Member]
Underlying Security Risk. Each Underlying YieldMax™ ETF invests in options contracts that are based on the value of its Underlying Security. This subjects each Underlying YieldMax™ ETF to certain of the same risks as if it owned shares of its Underlying Security, even though it does not. As a result, each Underlying YieldMax™ ETF is subject to the risks associated with the industry of the corresponding Underlying Issuer.
YieldMaxTM Universe Fund of Option Income ETFs | Derivatives Risk [Member]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Each Underlying YieldMax™ ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or Underlying YieldMax™ ETF’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The Underlying YieldMax™ ETFs investment strategies are options-based. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.
YieldMaxTM Universe Fund of Option Income ETFs | Counterparty Risk [Member]
Counterparty Risk. Each Underlying YieldMax™ ETF faces counterparty risk through its investments in options contracts, held via clearing members due to its non-membership in clearing houses, with the risk exacerbated if a clearing member defaults or if limited clearing members are willing to transact on its behalf. This risk is also magnified as the Underlying YieldMax™ ETF primarily focuses on options contracts on a single security, potentially leading to losses or hindrance in implementing its investment strategy if adverse situations with clearing members arise.
YieldMaxTM Universe Fund of Option Income ETFs | Price Participation Risk [Member]
Price Participation Risk. Each Underlying YieldMax™ ETF employs a strategy of selling call option contracts, limiting its participation in the value increase of the Underlying Security during the call period. Should an Underlying Security’s value increase beyond the sold call options' strike price, the Underlying YieldMax™ ETF may not experience the same extent of increase, potentially underperforming the Underlying Security and experiencing a NAV decrease, especially given its full exposure to any value decrease of the Underlying Security over the call period.
YieldMaxTM Universe Fund of Option Income ETFs | Distribution Risk [Member]
Distribution Risk. Each Underlying YieldMax™ ETF aims to provide monthly income, although there's no guarantee of distribution in any given month, and the distribution amounts may vary significantly. Monthly distributions may consist of capital returns, reducing each Underlying YieldMax™ ETF's NAV and trading price over time, thus potentially leading to significant losses for investors (including the Fund), especially as an Underlying YieldMax™ ETF's returns exclude any dividends paid by the Underlying Security, which may result in lesser income compared to a direct investment in the Underlying Security.
YieldMaxTM Universe Fund of Option Income ETFs | NAV Erosion Risk Due to Distributions [Member]
NAV Erosion Risk Due to Distributions. When an Underlying YieldMax™ ETF makes a distribution, its NAV typically drops by the distribution amount on the related ex-dividend date. The repetitive payment of distributions may significantly erode an Underlying YieldMax™ ETF’s NAV and trading price over time, potentially resulting in notable losses for investors (including the Fund).
YieldMaxTM Universe Fund of Option Income ETFs | Call Writing Strategy Risk [Member]
Call Writing Strategy Risk. The continuous application of each Underlying YieldMax™ ETF's call writing strategy impacts its ability to participate in the positive price returns of its Underlying Security, which in turn affects each Underlying YieldMax™ ETF’s returns both during the term of the sold call options and over longer time frames. An Underlying YieldMax™ ETF's participation in its Underlying Security's positive price returns and its own returns will depend not only on the Underlying Security's price but also on the path the Underlying Security's price takes over time, illustrating that certain price trajectories of the Underlying Security could lead to suboptimal outcomes for the Underlying YieldMax™ ETF.
YieldMaxTM Universe Fund of Option Income ETFs | Single Issuer Risk [Member]
Single Issuer Risk. Each Underlying YieldMax™ ETF, focusing on an individual security (Underlying Security), may experience more volatility compared to traditional pooled investments or the market generally due to issuer-specific attributes. Its performance may deviate from that of diversified investments or the overall market, making it potentially more susceptible to the specific performance and risks associated with the Underlying Security.
YieldMaxTM Universe Fund of Option Income ETFs | High Portfolio Turnover Risk [Member]
High Portfolio Turnover Risk. Each Underlying YieldMax™ ETF may actively and frequently trade all or a significant portion of the Underlying YieldMax™ ETF’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Underlying YieldMax™ ETF’s expenses.
YieldMaxTM Universe Fund of Option Income ETFs | Liquidity Risk [Member]
Liquidity Risk. Some securities held by the Underlying YieldMax™ ETFs, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Underlying YieldMax™ ETFs as each will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If an Underlying YieldMax™ ETF is forced to sell an illiquid security at an unfavorable time or price, the Underlying YieldMax™ ETF may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Underlying YieldMax™ ETF from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Underlying YieldMax™ ETFs.
YieldMaxTM Universe Fund of Option Income ETFs | Money Market Instrument Risk [Member]
Money Market Instrument Risk. The Underlying YieldMax™ ETFs may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.
YieldMaxTM Universe Fund of Option Income ETFs | Tax Risk [Member]
Tax Risk. Each Underlying YieldMax™ ETF aims to qualify as a Regulated Investment Company (RIC) under Subchapter M of the Code to avoid U.S. federal income tax on distributed net investment income and net capital gain, provided certain conditions are met. Failure to meet the RIC criteria, especially if the value of held options exceeds 25% of the total ETF assets at the end of a tax quarter, could subject an Underlying YieldMax™ ETF's income to taxation at both the fund and shareholder levels, though there's a grace period to rectify such non-compliance; each Underlying YieldMax™ ETF employs a synthetic strategy, maintaining a treasury securities portfolio to aid in meeting diversification requirements.
YieldMaxTM Universe Fund of Option Income ETFs | U.S. Government and U.S. Agency Obligations Risk [Member]
U.S. Government and U.S. Agency Obligations Risk: Each Underlying YieldMax™ ETF may invest in securities issued by the U.S. government or its agencies, where the repayment of principal and interest might be backed by the full faith and credit of the United States or solely by the issuing agency. In cases where the issuing agency or instrumentality is the sole backer, investors are reliant on that entity for repayment, with no assurance that the U.S. Government would provide financial support to such agencies or instrumentalities if not obligated, potentially posing a repayment risk.
YieldMaxTM Universe Fund of Option Income ETFs | Technology Sector Risk [Member]

Technology Sector Risk. The Fund will, via its investments in the Underlying YieldMax™ ETFs, invest indirectly in options on the Underlying Securities, several of which are companies in (or reliant upon) the technology sector, and therefore the performance of the Underlying YieldMax™ ETFs (and the Fund) could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of a Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

YieldMaxTM Universe Fund of Option Income ETFs | Synthetic Covered Call Strategy Risks [Member]

Synthetic Covered Call Strategy Risks. During periods when the Fund uses its synthetic covered call strategy directly, rather than indirectly via its investments in Underlying YieldMax™ ETFs, the Fund will be directly subject to all of the risks described above under the heading “Underlying YieldMax™ ETF Risks.”

YieldMaxTM Universe Fund of Option Income ETFs | ETF Risks [Member]
ETF Risks
YieldMaxTM Universe Fund of Option Income ETFs | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMaxTM Universe Fund of Option Income ETFs | Costs of Buying or Selling Shares [Member]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMaxTM Universe Fund of Option Income ETFs | Management Risk [Member]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMaxTM Universe Fund of Option Income ETFs | Shares May Trade at Prices Other Than NAV [Member]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMaxTM Universe Fund of Option Income ETFs | Trading [Member]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single Underlying Security as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock or ETF, such as AI’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMaxTM Universe Fund of Option Income ETFs | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMaxTM Universe Fund of Option Income ETFs | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMaxTM Universe Fund of Option Income ETFs | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMaxTM Universe Fund of Option Income ETFs | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMaxTM Universe Fund of Option Income ETFs | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

YieldMaxTM Magnificent 7 Fund of Option Income ETFs
YieldMax™ Magnificent 7 Fund of Option Income ETFs - FUND SUMMARY
Investment Objective
The Fund’s primary investment objective is to seek current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	YieldMaxTM Magnificent 7 Fund of Option Income ETFs YieldMaxTM Magnificent 7 Fund of Option Income ETFs	[1]
Management Fee	0.29%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	0.99%	[2],[3]
Total Annual Fund Operating Expenses	1.28%
[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, namely the Underlying YieldMax™ ETFs (as defined herein).

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | YieldMaxTM Magnificent 7 Fund of Option Income ETFs | USD ($)	131	407

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of other ETFs, rather than in securities of individual companies. In addition, from time to time, the Fund may invest directly in the securities and financial instruments in which one or more Underlying YieldMax™ ETF (defined below) invests.

The Fund’s portfolio will be primarily composed of the following seven “YieldMax™ ETFs,” which are all ETFs advised by Tidal Investments LLC (the “Adviser”) and sub-advised by ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”). Each of the seven Underlying YieldMax™ ETFs has a primary investment objective to seek current income, and a secondary investment objective to seek exposure to the share price of the common stock (the “Underlying Security”) of a particular operating company (the “Underlying Issuer”), subject to a limit on potential investment gains. Under normal circumstances, the Fund will be nearly fully invested in the seven Underlying YieldMax™ ETFs; provided that for tax purposes, instead of investing in a particular Underlying YieldMax™ ETF, the Fund may invest directly in substantially the same instruments held by that same Underlying YieldMax™ ETF.

The Fund’s name refers to its strategy of gaining exposure to the following seven Underlying Issuers, which together are commonly referred to by media outlets and market analysts as the “Magnificent 7.”

Underlying YieldMax™ ETF (Ticker)	Underlying Issuer
YieldMax™ AAPL Option Income Strategy ETF (APLY)	Apple Inc.
YieldMax™ AMZN Option Income Strategy ETF (AMZY)	Amazon.com, Inc.
YieldMax™ GOOGL Option Income Strategy ETF (GOOY)	Alphabet Inc.
YieldMax™ META Option Income Strategy ETF (FBY)	Meta Platforms, Inc.
YieldMax™ MSFT Option Income Strategy ETF (MSFO)	Microsoft Corporation
YieldMax™ NVDA Option Income Strategy ETF (NVDY)	NVIDIA Corporation
YieldMax™ TSLA Option Income Strategy ETF (TSLY)	Tesla, Inc.

Why Invest in the Fund?

●	The Fund seeks to generate current income, primarily through investments in the foregoing seven Underlying YieldMax™ ETFs.

●	Each Underlying YieldMax™ ETF employs a synthetic covered call strategy that seeks to generate income from option premiums and provide indirect exposure to a specific security’s share price returns, with a cap on potential gains.

●	The Fund’s portfolio of seven Underlying YieldMax™ ETFs is rebalanced monthly. The Fund is designed to broaden access and simplify ownership for shareholders, providing them with exposure to foregoing seven YieldMax™ ETF investment opportunities in a single Fund.

Due to the investment strategies of the Underlying YieldMax™ ETFs strategy, the Fund’s indirect exposure to gains, if any, of the share price returns of the Underlying Securities is capped. However, the Fund is subject to all potential losses if the shares of the Underlying Securities decrease in value, which may not be offset by income received by the Fund.

The Underlying YieldMax™ ETFs

Each of the Underlying YieldMax™ ETFs uses a synthetic covered call strategy (described below) to seek to provide income and indirect exposure to the share price returns of its Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Each Underlying YieldMax™ ETF options contracts provide:

●	indirect exposure to the share price returns of its Underlying Security,

●	current income from the option premiums, and

●	a limit on the Fund’s participation in gains, if any, of the share price returns of its Underlying Security.

An investment in an Underlying YieldMax™ ETF is not an investment in its Underlying Security.

●	Each Underlying YieldMax™ ETF’s strategy will cap its potential gains if its Underlying Security’s shares increase in value.

●	Each Underlying YieldMax™ ETF’s strategy is subject to all potential losses if its Underlying Security’s shares decrease in value, which may not be offset by income it receives.

●	Each Underlying YieldMax™ ETF does not invest directly in its Underlying Security.

●	Underlying YieldMax™ ETF shareholders (including the Fund) are not entitled to any Underlying Security dividends.

Underlying YieldMax™ ETFs – Options Contracts

As part of each YieldMax™ ETF’s synthetic covered call strategy, it will purchase and sell call and put option contracts that are based on the value of the price returns of Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”).

●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).

●	Options contracts must be exercised or traded to close within a specified time frame, or they expire.

Each YieldMax™ ETF’s options contracts are based on the value of Underlying Security, which gives it the right or obligation to receive or deliver shares of Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the YieldMax™ ETF purchases or sells the option contract.

Underlying YieldMax™ ETFs - Synthetic Covered Call Strategy

In seeking to achieve its investment objective, each Underlying YieldMax™ ETF implements a “synthetic covered call” strategy using options contrasts.

●     A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.

●    As part of its synthetic covered call strategy, each Underlying YieldMax™ ETF writes (sells) call option contracts on its Underlying Security to generate income. Since the Underlying YieldMax™ ETF does not directly own Underlying Security, these written call options are sold short (i.e., selling a position it does not currently own). Each Underlying YieldMax™ ETF seeks to capture a portion of Underlying Security’s share price appreciation (generally no more than 15%) in a given month. To do so, the call options written (sold) by each Underlying YieldMax™ ETF will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current Underlying Security share price.

Each Underlying YieldMax™ ETF’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail under “Additional Information About the Funds” below:

●	Synthetic long exposure to its Underlying Security, which allows the Underlying YieldMax™ ETF to seek to participate in the changes, up or down, in the price of Underlying Security.

●	Covered call writing (where Underlying Security call options are sold against the synthetic long portion of the strategy), which allows Underlying YieldMax™ ETF to generate income.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

Each Underlying YieldMax™ ETF’s performance will differ from that of its Underlying Security’s share price. The performance differences will depend on, among other things, the price of its Underlying Security, changes in the price of the Underlying Security options contracts that Underlying YieldMax™ ETF has purchased and sold, and changes in the value of the U.S. Treasuries.

Synthetic Covered Call Strategy – Tax Loss Harvesting

If a specific Underlying YieldMax™ ETF has recently incurred substantial losses, the Fund may choose to redeem (or otherwise exit) its investment in that particular ETF in order to seek to capitalize on tax loss harvesting (a strategy that seeks to minimize the Fund’s capital gains). In that case, the Adviser will use the proceeds from such redemption and invest them in the same synthetic covered call strategy (described above) on the same Underlying Security as that of the redeemed Underlying YieldMax™ ETF. This approach aims to achieve returns akin to those of the redeemed Underlying YieldMax™ ETF in which the Fund was invested. The synthetic covered call strategy will be employed for a minimum of 31 days to adhere to applicable tax rules.

See “Additional Information About the Funds” below for a more detailed description of the synthetic covered call strategy (which is used by both the Underlying YieldMax™ ETFs and, in the circumstances noted above, the Fund).

Portfolio Construction

The Fund’s portfolio will generally be equally weighted in each of the seven Underlying YieldMax™ ETFs. The Adviser will reallocate the Fund’s portfolio on a monthly basis so that each of the seven Underlying YieldMax™ ETFs is equally weighted in the Fund’s portfolio, excluding any Underlying YieldMax™ ETF for which the tax loss harvesting strategy is currently being used.

The Adviser will endeavor to optimize tax losses by implementing the synthetic call strategy as described above. This approach will lead to deviations from an equal allocation for the specific Underlying YieldMax™ ETFs subject to tax harvesting.

The Fund is classified as “non-diversified” under the 1940 Act.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of any Underlying Security.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH ANY UNDERLYING ISSUER.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of AI and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Risk Lose Money [Member]
The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Underlying YieldMax™ ETF Risks [Member]

Underlying YieldMax™ ETF Risks. The Fund will invest its assets in Underlying YieldMax™ ETFs, so the Fund’s investment performance is likely to be directly related to the performance of the Underlying YieldMax™ ETFs. The Fund’s NAV will change with changes in the value of the Underlying YieldMax™ ETFs. An investment in the Fund entails more costs and expenses than the combined costs and expenses of direct investments in the Underlying YieldMax™ ETFs. Each Underlying YieldMax™ ETF is subject to the principal risks outlined for the Fund (including ETF Risks), along with the following additional risks:

YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Underlying Security Risk [Member]
Underlying Security Risk. Each Underlying YieldMax™ ETF invests in options contracts that are based on the value of its Underlying Security. This subjects each Underlying YieldMax™ ETF to certain of the same risks as if it owned shares of its Underlying Security, even though it does not. As a result, each Underlying YieldMax™ ETF is subject to the risks associated with the industry of the corresponding Underlying Issuer.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Derivatives Risk [Member]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Each Underlying YieldMax™ ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or Underlying YieldMax™ ETF’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The Underlying YieldMax™ ETFs investment strategies are options-based. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Counterparty Risk [Member]
Counterparty Risk. Each Underlying YieldMax™ ETF faces counterparty risk through its investments in options contracts, held via clearing members due to its non-membership in clearing houses, with the risk exacerbated if a clearing member defaults or if limited clearing members are willing to transact on its behalf. This risk is also magnified as the Underlying YieldMax™ ETF primarily focuses on options contracts on a single security, potentially leading to losses or hindrance in implementing its investment strategy if adverse situations with clearing members arise.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Price Participation Risk [Member]
Price Participation Risk. Each Underlying YieldMax™ ETF employs a strategy of selling call option contracts, limiting its participation in the value increase of the Underlying Security during the call period. Should an Underlying Security’s value increase beyond the sold call options' strike price, the Underlying YieldMax™ ETF may not experience the same extent of increase, potentially underperforming the Underlying Security and experiencing a NAV decrease, especially given its full exposure to any value decrease of the Underlying Security over the call period.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Distribution Risk [Member]
Distribution Risk. Each Underlying YieldMax™ ETF aims to provide monthly income, although there's no guarantee of distribution in any given month, and the distribution amounts may vary significantly. Monthly distributions may consist of capital returns, reducing each Underlying YieldMax™ ETF's NAV and trading price over time, thus potentially leading to significant losses for investors (including the Fund), especially as an Underlying YieldMax™ ETF's returns exclude any dividends paid by the Underlying Security, which may result in lesser income compared to a direct investment in the Underlying Security.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | NAV Erosion Risk Due to Distributions [Member]
NAV Erosion Risk Due to Distributions. When an Underlying YieldMax™ ETF makes a distribution, its NAV typically drops by the distribution amount on the related ex-dividend date. The repetitive payment of distributions may significantly erode an Underlying YieldMax™ ETF’s NAV and trading price over time, potentially resulting in notable losses for investors (including the Fund).
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Call Writing Strategy Risk [Member]
Call Writing Strategy Risk. The continuous application of each Underlying YieldMax™ ETF's call writing strategy impacts its ability to participate in the positive price returns of its Underlying Security, which in turn affects each Underlying YieldMax™ ETF’s returns both during the term of the sold call options and over longer time frames. A Underlying YieldMax™ ETF's participation in its Underlying Security’s positive price returns and its own returns will depend not only on the Underlying Security's price but also on the path the Underlying Security's price takes over time, illustrating that certain price trajectories of the Underlying Security could lead to suboptimal outcomes for the ETF.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Single Issuer Risk [Member]
Single Issuer Risk. Each Underlying YieldMax™ ETF, focusing on an individual security (Underlying Security), may experience more volatility compared to traditional pooled investments or the market generally due to issuer-specific attributes. Its performance may deviate from that of diversified investments or the overall market, making it potentially more susceptible to the specific performance and risks associated with the Underlying Security.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | High Portfolio Turnover Risk [Member]
High Portfolio Turnover Risk. Each Underlying YieldMax™ ETF may actively and frequently trade all or a significant portion of the Underlying YieldMax™ ETF’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Underlying YieldMax™ ETF’s expenses.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Liquidity Risk [Member]
Liquidity Risk. Some securities held by the Underlying YieldMax™ ETFs, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Underlying YieldMax™ ETFs as each will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If an Underlying YieldMax™ ETF is forced to sell an illiquid security at an unfavorable time or price, the Underlying YieldMax™ ETF may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Underlying YieldMax™ ETF from limiting losses, realizing gains or achieving a high correlation with AI. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Underlying YieldMax™ ETFs.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Money Market Instrument Risk [Member]
Money Market Instrument Risk. The Underlying YieldMax™ ETFs may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Tax Risk [Member]
Tax Risk. Each Underlying YieldMax™ ETF aims to qualify as a Regulated Investment Company (RIC) under Subchapter M of the Code to avoid U.S. federal income tax on distributed net investment income and net capital gain, provided certain conditions are met. Failure to meet the RIC criteria, especially if the value of held options exceeds 25% of the total ETF assets at the end of a tax quarter, could subject an Underlying YieldMax™ ETF's income to taxation at both the fund and shareholder levels, though there's a grace period to rectify such non-compliance; each Underlying YieldMax™ ETF employs a synthetic strategy, maintaining a treasury securities portfolio to aid in meeting diversification requirements.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | U.S. Government and U.S. Agency Obligations Risk [Member]
U.S. Government and U.S. Agency Obligations Risk: Each Underlying YieldMax™ ETF may invest in securities issued by the U.S. government or its agencies, where the repayment of principal and interest might be backed by the full faith and credit of the United States or solely by the issuing agency. In cases where the issuing agency or instrumentality is the sole backer, investors are reliant on that entity for repayment, with no assurance that the U.S. Government would provide financial support to such agencies or instrumentalities if not obligated, potentially posing a repayment risk.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Technology Sector Risk [Member]

Technology Sector Risk. The Fund will, via its investments in the Underlying YieldMax™ ETFs, invest indirectly in options on the Underlying Securities, which are companies in (or reliant upon) the technology sector, and therefore the performance of the Underlying YieldMax™ ETFs (and the Fund) could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of a Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Synthetic Covered Call Strategy Risks [Member]

Synthetic Covered Call Strategy Risks. During periods when the Fund uses its synthetic covered call strategy directly, rather than indirectly via its investments in Underlying YieldMax™ ETFs, the Fund will be directly subject to all of the risks described above under the heading “Underlying YieldMax™ ETF Risks.”

YieldMaxTM Magnificent 7 Fund of Option Income ETFs | ETF Risks [Member]
ETF Risks.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Costs of Buying or Selling Shares [Member]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Management Risk [Member]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Shares May Trade at Prices Other Than NAV [Member]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Trading [Member]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single Underlying Security as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock or ETF, such as AI’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMaxTM Magnificent 7 Fund of Option Income ETFs | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.